Subsequent Events/Other (Details) (USD $)	2 Months Ended	3 Months Ended		12 Months Ended			26 Months Ended
	Feb. 21, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 21, 2013	Jun. 30, 2012
Subsequent Event [Line Items]
Number of consolidated properties disposed of	16
Number Of Consolidated Apartment Units Disposed	4,798
Subsequent Event Sold Consolidated Property	$ 779,700,000
Consolidated Properties Portfolio Sale in Units	8,010
Consolidated Properties Portfolio Sale	1,500,000,000
Subsequent Events Other (Textuals) [Abstract]
Bridge Loan Principal Amount		2,500,000,000		2,500,000,000	1,000,000,000
Line of Credit Facility, Maximum Borrowing Capacity	2,500,000,000	1,750,000,000		1,750,000,000			2,500,000,000
Term Loan Facility Spread	1.20%
Ability To Increase Line Of Credit	500,000,000
Debt Instrument, Face Amount	750,000,000						750,000,000
Business Combination, Acquisition Related Costs				12,600,000	9,500,000	6,600,000	7,400,000
Payments of Merger Related Costs, Financing Activities							11,000,000
Noncash Project Abandonment Costs				9,056,000	5,075,000	5,272,000
Other Expenses				21,600,000	14,600,000	11,900,000
Litigation Settlement, Expense				4,200,000
Proceeds From Royalty Termination					4,500,000
Insurance Litigation Expenses						1,700,000
Number Of Potential Condo Sales						38
Insurance Litigation Settlement proceeds					800,000	5,200,000
Disposal Group Corporate Housing Business Sale					4,000,000
Seller Provided Financing					2,000,000
Proceeds Received From Seller Provided Finanacing				300,000	200,000
Discontinued Operation Corporate Housing Business Gain Loss On Disposal Of Discontinued Operation Net Of Tax							1,400,000
Equity Method Investment, Ownership Percentage		20.00%		20.00%
Properties Contracted To Be Acquired		0		0
Purchase Price For Commitments To Acquire		45,500,000		45,500,000
Business Acquisition, Cost of Acquired Entity, Cash Paid		2,000,000,000		2,000,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				34,468,085
Noncash or Part Noncash Acquisition, Debt Assumed				137,600,000	158,200,000
Other Liabilities		304,518,000		304,518,000	291,289,000
contracted aquisition price					1,325,000,000
contracted acquisition percent					26.50%
Remaining Acquisition Cost to be Contracted					1,500,000,000			1,580,000,000
BreakUpFee		80,000,000	70,000,000	150,000,000
Impairment				0	0	45,380,000
Estimates of lost revenue and garage reconstruction				22,800,000
Estimates Of Lost Revenue And Garage Reconstruction After Insurance Reimbursements				13,600,000
Insurance Proceeds				3,500,000	6,100,000
Initial insurance proceeds						4,000,000
Real estate tax and insurance					1,700,000	5,500,000
Archstone [Member]
Subsequent Events Other (Textuals) [Abstract]
Equity Method Investment, Ownership Percentage		60.00%		60.00%
Properties Contracted To Be Acquired		75		75
Land Parcels Contracted to be Acquired		4		4
Purchase Price For Commitments To Acquire		8,900,000,000		8,900,000,000
Joint Venture Partner [Member]
Subsequent Events Other (Textuals) [Abstract]
Equity Method Investment, Ownership Percentage		40.00%		40.00%
Portfolio Sale [Member]
Subsequent Event [Line Items]
Number of consolidated properties disposed of	10
Number Of Consolidated Apartment Units Disposed	2,911
Subsequent Event Sold Consolidated Property	557,800,000
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.15%
Subsequent Events Other (Textuals) [Abstract]
Line Of Credit Spread	1.05%
Archstone Transaction [Member]
Subsequent Events Other (Textuals) [Abstract]
Business Combination, Acquisition Related Costs				14,000,000			18,400,000
Noncash or Part Noncash Acquisition, Debt Assumed	3,000,000,000
Other Liabilities		$ 179,900,000		$ 179,900,000